Derivative Instruments (Credit Default Swaps Where Protection On Credit Default Swap Index Tranches And The Fair Values Is Sold) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Securitization Entities | Original Amount | Portion Backing Third-Party Borrowings Maturing 2017
Derivative [Line Items]
Notional value	$ 39		$ 39
Securitization Entities | Original Amount | Portion Backing Interest Maturing 2017
Derivative [Line Items]
Notional value	300		300
Credit default swaps | Index tranches
Derivative [Line Items]
Notional value	925		925
Assets			6
Liabilities	57		7
Credit default swaps | Original Index Tranche Attachment Detachment Point and Maturity | Index tranches | Matures after one year through five years | 9% - 12%
Derivative [Line Items]
Notional value	300	[1]	300	[1]
Liabilities	27	[1]	3	[1]
Current attachment percentage	9.00%		9.00%
Current detachment percentage	12.00%		12.00%
Credit default swaps | Original Index Tranche Attachment Detachment Point and Maturity | Index tranches | Matures after one year through five years | 10% - 15%
Derivative [Line Items]
Notional value	250	[2]	250	[2]
Assets			4	[2]
Current attachment percentage	10.00%		10.00%
Current detachment percentage	15.00%		15.00%
Credit default swaps | Original Index Tranche Attachment Detachment Point and Maturity | Index tranches | Matures after five years through ten years | 12% - 22%
Derivative [Line Items]
Notional value	248	[3]	248	[3]
Liabilities	28	[3]	4	[3]
Current attachment percentage	12.00%		12.00%
Current detachment percentage	22.00%		22.00%
Credit default swaps | Original Index Tranche Attachment Detachment Point and Maturity | Index tranches | Matures after five years through ten years | 15% - 30%
Derivative [Line Items]
Notional value	127	[4]	127	[4]
Assets			2	[4]
Liabilities	2	[4]
Current attachment percentage	14.80%		14.80%
Current detachment percentage	30.30%		30.30%
Credit default swaps | Securitization Entities | Index tranches
Derivative [Line Items]
Notional value	314		317
Liabilities	177		129
Credit default swaps | Securitization Entities | Index tranches | Portion Backing Third-Party Borrowings Maturing 2017
Derivative [Line Items]
Notional value	14	[5]	17	[5]
Liabilities	7	[5]	8	[5]
Credit default swaps | Securitization Entities | Index tranches | Portion Backing Interest Maturing 2017
Derivative [Line Items]
Notional value	300	[6]	300	[6]
Liabilities	170	[6]	121	[6]
Total Credit Default Swaps on Index Tranches
Derivative [Line Items]
Notional value	1,239		1,242
Assets			6
Liabilities	$ 234		$ 136

[1]	The current attachment/detachment as of December 31, 2011 and 2010 was 9% - 12%.
[2]	The current attachment/detachment as of December 31, 2011 and 2010 was 10% - 15%.
[3]	The current attachment/detachment as of December 31, 2011 and 2010 was 12% - 22%.
[4]	The current attachment/detachment as of December 31, 2011 and 2010 was 14.8% - 30.3%.
[5]	Original notional value was $39 million.
[6]	Original notional value was $300 million.